Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets
	December 31, 2019	December 31, 2020
Cost of acquired intangible assets	$3,968	$4,051
Less: accumulated amortization	(1,311)	(1,772)
Acquired intangible assets, net	$2,657	$2,279

Schedule of annual amortization expense
2021	$394
2022	233
2023	233
2024	233
2025	233
Thereafter	953
Total	$2,279